Shareholder's Equity - Additional Information (Details)		9 Months Ended
	Jan. 08, 2021 shares	Sep. 30, 2021 Vote shares	Dec. 31, 2021 shares	Dec. 06, 2021 shares	Dec. 31, 2020 shares
Common Class A [Member]
Class Of Stock [Line Items]
Common stock, shares authorized			1,000,000,000		1,000,000,000
Common stock, Shares issued			214,793,795		0
Common stock, Shares outstanding			214,793,795	214,793,795	0
TPG Pace Solutions
Class Of Stock [Line Items]
Common stock, shares authorized		30,000,000
Common stock, Shares issued		3,166,667
Common stock, Shares outstanding		3,166,667
Preferred shares, authorized	5,000,000	5,000,000
Preferred shares, issued	0	0
Preferred shares, outstanding	0	0
Dividend policy	The Company has not paid and does not intend to pay any cash dividends on its ordinary shares prior to the completion of the Business Combination. Additionally, the Company’s board of directors does not contemplate or anticipate declaring any share dividends in the foreseeable future.	The Company has not paid and does not intend to pay any cash dividends on its ordinary shares prior to the completion of the Business Combination. Additionally, the Company’s board of directors does not contemplate or anticipate declaring any stock dividends in the foreseeable future.
TPG Pace Solutions | Common Class A [Member]
Class Of Stock [Line Items]
Common stock, shares authorized	500,000,000	500,000,000
Common stock voting rights, description		Holders of Class A ordinary shares are entitled to one vote for each share with the exception that only holders of Class F ordinary shares have the right to vote on the election of directors prior to the completion of a Business Combination, subject to adjustment as provided in the Company’s amended and restated memorandum and articles of association.
Number of votes for each share | Vote		1
Shares issued including shares subject to possible redemption		29,270,000
Shares outstanding including shares subject to possible redemption		29,270,000
Shares subject to possible redemption		28,500,000
Common stock, Shares issued	0	770,000
Common stock, Shares outstanding	0	770,000
TPG Pace Solutions | Class F Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized	50,000,000	30,000,000
Common stock, Shares issued	20,000,000	3,167,777
Common stock, Shares outstanding	20,000,000	3,167,777
TPG Pace Solutions | Common Class G [Member]
Class Of Stock [Line Items]
Common stock, shares authorized		30,000,000
Common stock, Shares issued		6,333,333
Common stock, Shares outstanding		6,333,333